Explanatory Note
This registration statement incorporates by reference the prospectus (the “Prospectus”) and statement of additional information, each dated May 1, 2008, included in Post-Effective Amendment No. 20 to the registration statement on Form N-6 (File Nos. 333-00101 and 811-05118) filed on May 1, 2008 pursuant to paragraph (b) of Rule 485.
This registration statement also incorporates by reference the supplement to the Prospectus dated May 8, 2008, as filed on May 8, 2008 pursuant to Rule 497.
SUPPLEMENT DATED OCTOBER 3, 2008
TO THE PROSPECTUS FOR
PRINFLEX LIFE®
DATED MAY 1, 2008
The following information is an addition to information currently in the prospectus.
Effective November 22, 2008, the following additional investment options will be available.
TABLE OF SEPARATE ACCOUNT DIVISIONS
Please add the following information to the Table of Separate Account Divisions which begins on page 45:

Principal LifeTime 2010 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account — Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2020 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account — Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2030 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account — Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2040 Division

Invests in: Investment Advisor:	Principal Variable Contracts Funds Principal LifeTime 2040 Account — Class 1 Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2050 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account — Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation

Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime Strategic Income Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account — Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks high current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Mortgage Securities Account — Class 1
Investment Advisor:	Edge Asset Management, Inc.
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account — Class 1
Investment Advisor:	Edge Asset Management, Inc.
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Strategic Asset Management Balanced Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio — Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Strategic Asset Management Conservative Balanced Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Balanced Portfolio — Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

Strategic Asset Management Conservative Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Growth Portfolio — Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Strategic Asset Management Flexible Income Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Flexible Income Portfolio — Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

Strategic Asset Management Strategic Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Strategic Growth Portfolio — Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.